Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Wowio, LLC [Member]
Schedule of Purchase Price Allocation in Business Acquisition

The purchase price approximates the following:

Assumed liabilities	$841,000
Assumed liabilities – related party	795,000
Due under royalty stream (1)	1,017,000

$2,653,000

(1) Management determined that the likelihood of such payable is probable through 2014. Accordingly, it booked the fair value of the $1,514,000 liability herein of $1,017,000 based on expected repayment. At December 31, 2012 and 2011, the fair value of such liability was approximately $1,304,000 and $1,181,000, respectively. The related change in fair value for the year ended December 31, 2012 and 2011 was approximately $123,000 and $0, respectively, was recorded as change in fair value of contingent consideration related to acquisition in the accompanying consolidated statements of operations.

Schedule of Fair Value of the Acquired Assets

The following represents an allocation of the purchase price over the acquisition-date fair value of the acquired assets of Wowio Penn as of June 29, 2009, the effective date of the acquisition:

Identifiable intangibles:
Patent	$2,387,700
Website	265,300

$2,653,000

Drunk Duck [Member]
Schedule of Purchase Price Allocation in Business Acquisition

The purchase price has been determined as follows:

Cash	$350,000
Seller	150,000
Due under royalty stream (1)	362,000

$862,000

(1) Management determined that the likelihood of such payable is probable through 2014. Accordingly, it booked the fair value of the $500,000 liability herein of $362,000 based on estimated repayment. At December 31, 2012 and 2011, the fair value of such liability was approximately $425,000 and $425,000, respectively. The related change in fair value for the years ended December 31, 2012 and 2011 was approximately $0 and $40,000, respectively, was recorded as change in fair value of contingent consideration related to acquisition in the accompanying consolidated statements of operations. There was no change in the fair value of the related liability during 2012 due to a change in the timing of the projected payments.

Schedule of Fair Value of the Acquired Assets

The following represents an allocation of the purchase price over the acquisition-date fair value of the acquired assets of the Duck as of May 5, 2010, the effective date of the acquisition:

Identifiable intangibles:
Website	$862,000

Spacedog Entertainment, Inc.[Member]
Schedule of Purchase Price Allocation in Business Acquisition

The purchase price has been determined as follows:

Cash	$107,000
Common stock (15,430,000 shares)	1,543,000
Due under royalty stream (1)	724,000

$2,374,000

(1) Management determined that the likelihood of such royalty payable is probable through 2014. Accordingly, it booked the fair value of the $1,000,000 liability herein of $724,000 based on estimated repayment. At December 31, 2012 and 2011, the fair value of such liability was $425,459 and $770,000, respectively. The related change in fair value for the years ended December 31, 2012 and 2011 of approximately $81,000 and $0, respectively, was recorded as change in fair value of contingent consideration related to acquisition in the accompanying consolidated statements of operations.

Schedule of Fair Value of the Acquired Assets

The following represents an allocation of the purchase price over the acquisition-date fair value of the acquired assets and liabilities of SDE as of May 15, 2010, the effective date of the acquisition:

Identifiable intangibles:
Content library	$3,334,000
Deferred tax liability	(960,000)

$2,374,000